Lease obligations (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Operating lease right-of-use assets | $	$ 238		$ 233
Current portion of long-term operating lease obligations | $	175		118
Long-term operating lease obligations, net of current maturities | $	41		94
Total operating lease liabilities | $	$ 216		$ 212
ZHEJIANG TIANLAN
Property, plant and equipment, at cost		¥ 0		¥ 0
Accumulated depreciation and impairment losses		0		0
Property, plant and equipment, net		0		0
Current maturities of long-term debt		0		0
Total finance lease liabilities		¥ 0		¥ 0